John Hancock Funds
601 Congress Street
Boston, MA 02210

October 4, 2017

VIA EDGAR

U.S Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	John Hancock Bond Trust (the “Registrant”), on behalf of:
John Hancock ESG Core Bond Fund;
John Hancock Global Conservative Absolute Return Fund;
John Hancock Global Short Duration Credit Fund;
John Hancock Government Income Fund;
John Hancock High Yield Fund; and
John Hancock Investment Grade Bond Fund (collectively, the “Funds”)
File Nos. 002-66906; 811-03006

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), please accept this letter as notice that the forms of Prospectuses and Statement of Additional Information for the Funds, each dated October 1, 2017, that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from the forms of Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 131 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on September 28, 2017 via EDGAR, except for the form of Prospectus for John Hancock Investment Grade Bond Fund for share classes A, B, C, I, R2, R4, and R6 which was filed separately pursuant to paragraph (c) of Rule 497 on October 2, 2017.

If you have any questions or comments, please call me at 617-663-4311.

/s/ Thomas Dee
Thomas Dee
Assistant Secretary of the Trust